Investment Strategy - Multi-Sector Income Fund	Aug. 25, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund generally invests a majority of its assets in fixed-income securities, such as investment-grade corporate bonds, which are rated at the time of purchase Baa3 or higher by Moody’s Ratings (“Moody’s”) or BBB- or higher by S&P Global Ratings (“S&P Global”); bank loans; high yield bonds (also known as “junk bonds"), which are rated at the time of purchase Ba1 or lower by Moody’s and BB+ or lower by S&P Global; preferred securities; foreign securities (including emerging market securities and sovereign debt); U.S. government securities; and securitized products. Securitized products include asset-backed securities and mortgage-backed securities, such as residential and commercial mortgage-backed securities, collateralized mortgage and loan obligations, and to-be-announced (“TBA”) transactions. A TBA transaction is a forward-settling trade in mortgage-backed security in which the parties agree on general trade parameters but the specific security to be delivered is identified shortly before settlement.
The securities in which the Fund invests include instruments with variable or floating interest rates. The Fund is not managed to a particular maturity or duration. The Fund also invests in other investment companies (for example, exchange-traded funds (ETFs)) to gain exposure to fixed-income securities.
The Fund also uses derivative strategies. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The derivatives in which the Fund invests include interest rate swaps or futures to manage fixed-income exposure, credit default swaps to increase or decrease in an efficient manner exposures to certain sectors or individual issuers, and currency forwards to hedge currency risk or to seek to benefit from anticipated changes in the value of one currency relative to another.
The Fund is actively managed using a top-down and bottom-up investment process. The Fund's investment advisor assesses macroeconomic conditions and market risks, allocates investments across fixed income sectors based on fundamental, technical, and valuation factors, and selects securities using proprietary analysis and sector-specific research. The portfolio is then constructed and monitored to pursue attractive risk-adjusted returns consistent with the Fund's investment objective and policies.